INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure
INCOME TAXES

The components of the income tax provision (benefit) for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Years Ended December 31,
	2013	2012	2011
	(In Thousands)
Current income tax provision:
Federal	$971	$1,338	$108
State	4	3	4
Total current income tax provision	975	1,341	112

Deferred income tax (benefit) provision:
Federal	(1,073)	(1,100)	891
Total deferred income tax (benefit) provision	(1,073)	(1,100)	891
Total income tax (benefit) provision	$(98)	$241	$1,003

A reconciliation of the anticipated income tax provision (benefit), based on the statutory tax rate of 34.0%, to the income tax provision (benefit) as reported in the consolidated statements of operations is as follows:

	Years Ended December 31,
	2013	2012	2011
	(Dollars in Thousands)
Income tax (benefit) provision at statutory tax rate	$(324)	$462	$1,162
Increase (decrease) resulting from:
Dividends received deduction	(7)	(2)	(13)
Bank-owned life insurance	(136)	(215)	(139)
Tax-exempt income	(56)	(26)	(39)
Compensation and employee benefit plans	162	81	35
Nondeductible expenses	317	5	8
Tax credits/adjustments	(56)	(63)	—
State taxes, net of federal tax benefit	2	2	2
Other	—	(3)	(13)
Total income tax (benefit) provision	$(98)	$241	$1,003

Effective tax rate	10.3%	17.8%	29.3%

The tax effects of temporary differences that give rise to significant components of the deferred tax assets and deferred tax liabilities are presented below:

	December 31,
	2013	2012
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$3,919	$2,303
Unrealized losses on available for sale securities	931	659
Depreciation of premises and equipment	2,331	765
Other-than-temporary impairment	455	452
Impairment - long lived asset	—	133
Deferred compensation	5,686	2,313
Employee benefit plans	904	380
Capital loss carry-forward	303	65
Alternative minimum tax credit carry-forward	168	—
Net operating loss carry-forward	81	—
Interest receivable on nonaccrual loans	139	159
Deferred other real estate owned expenses	21	38
Net unrealized loss on derivative instruments	160	284
Other	361	304
Total deferred tax assets	15,459	7,855
Less valuation allowance	(349)	(49)
Total deferred tax assets, net of valuation allowance	15,110	7,806

Deferred tax liabilities:
Unrealized gains on available for sale securities	600	1,546
Goodwill and other intangibles	3,377	330
Deferred loan costs	407	844
Mortgage servicing asset	460	447
Merger expenses and purchase adjustments	561	—
Total deferred tax liabilities	5,405	3,167
Deferred tax asset, net	$9,705	$4,639

Due to the uncertainties of realization, the Company maintains a valuation allowance of $349,000 related to capital loss carry-forwards and other-than-temporary impairment losses on certain securities at December 31, 2013.  The increase in the valuation allowance from December 31, 2012 to December 31, 2013 is attributed to capital losses acquired in the Newport merger that were considered not realizable and continue to be not realizable at December 31, 2013. At December 31, 2012, the Company maintained a charitable contribution carry-forward, primarily related to a cash contribution paid to SI Financial Group Foundation, Inc. in 2011.  The utilization of charitable contributions for any tax year is limited to 10% of taxable income without regard to charitable contributions, net operating losses and dividend received deductions.  An organization is permitted to carry over contributions that exceed the annual 10% limitation as a deduction to the five succeeding tax years provided the organization has sufficient earnings.

Retained earnings at December 31, 2013 and 2012 includes a contingency reserve for loan losses of $3.7 million, which represents the tax reserve balance existing at December 31, 1987, and is maintained in accordance with provisions of the Internal Revenue Code applicable to savings banks.  Amounts transferred to the reserve have been claimed as deductions from taxable income, and, if the reserve is used for purposes other than to absorb losses on loans, a federal income tax liability could be incurred.  It is not anticipated that the Company will incur a federal income tax liability relating to this reserve balance, and accordingly, deferred income taxes of approximately $1.3 million at December 31, 2013 and 2012 have not been recognized.

Financial service companies doing business in Connecticut are permitted to establish a “passive investment company” (“PIC”) to hold and manage loans secured by real property.  PICs are exempt from Connecticut corporation business tax, and dividends received by the financial services companies from PICs are not taxable.  In January 1999, the Bank established a PIC, as a wholly-owned subsidiary, and in June 2000, transferred a portion of its residential and commercial mortgage loan portfolios from the Bank to the PIC.  A substantial portion of the Company’s interest income is now derived from the PIC, an entity whose net income is exempt from State of Connecticut taxes, and accordingly, state income taxes are minimal.  The Bank’s ability to continue to realize the tax benefits of the PIC is subject to the PIC continuing to comply with all statutory requirements related to the operations of the PIC.

With limited exception, the Company is no longer subject to United States federal, state and local income tax examinations by the tax authorities for the years prior to 2010.